Initial Public Offering - Schedule of Reconciliation of Class A Common Stock Reflected on the Balance Sheet (Detail) - ZANITE ACQUISITION CORP [Member] - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Schedule Of Reconciliation of Stock By Class [Line Items]
Gross proceeds		$ 225,400,000	$ 0
Accretion of the Class A common stock to the redemption amount		$ (29,538,792)
Common Class A [Member]
Schedule Of Reconciliation of Stock By Class [Line Items]
Gross proceeds	$ 230,000,000		230,000,000
Proceeds allocated to public warrants	(14,950,000)		(14,950,000)
Class A common stock issuance costs	(12,288,792)		(12,288,792)
Accretion of the Class A common stock to the redemption amount	34,138,792		34,138,792
Class A common stock subject to possible redemption	$ 236,900,000		$ 236,900,000